State Street SPDR SP Leveraged Loan ETF Investment Strategy - State Street SPDR SP Leveraged Loan ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P USD Select Leveraged Loan Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. The Fund may invest in high yield bonds or collateralized loan obligations (“CLOs”) or use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.The Index is designed to measure the market value weighted performance of a broad and investable portion of the U.S. dollar denominated (“USD denominated”) leveraged loan universe. A leveraged loan, also known as a senior loan, is a loan made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities with existing high levels of debt or a low credit score and generally pays interest at a floating rate that is determined periodically at a designated premium above a base lending rate, though some loans may be fixed rate. A leveraged loan is senior to all unsecured claims against the borrower and senior or equal to all other secured claims, meaning that, in the event of a bankruptcy, the leveraged loan, together with other first lien claims, is generally entitled to be the first repaid out of proceeds of the assets securing the loans, before other existing claims or interests receive repayment. The Index is rules-based and comprises floating and fixed rate fully funded USD denominated term loans of domestic and international issuers with a minimum facility size of $500 million at the time of inclusion in the Index. Index constituents are removed at the next rebalance if the nominal amount outstanding falls below $500 million. Eligible loans (including defaulted loans) with an average credit quality rating below investment grade and non-rated loans are eligible for inclusion in the Index. Loans must also have a minimum initial time to maturity, as measured from the loan's issue date to its maturity date, of one year for initial inclusion in the Index. An existing Index constituent with time to maturity of less than one year remains in the Index provided it meets all other Index eligibility criteria.Eligible Index constituents are screened using a proprietary rating system of S&P which, on each business day, calculates the liquidity and depth of the market of a loan generally based on the number of price quotes available for the purchase or sale of the loan and the length of time such prices have been made available (a “Liquidity/Depth Factor”). For inclusion in the Index, each loan must have a minimum Liquidity/Depth Factor of 2 for at least 50% of trading days in the three-month period ending three business days prior to the monthly rebalancing date (the “rebalancing cut-off date”). Loans issued less than three months prior to the rebalancing cut-off date require a minimum Liquidity/Depth Factor of 3 for at least 50% of the trading days in the period from issue date to the rebalancing cut-off date to be eligible for inclusion in the Index.The Index is rebalanced monthly and is market value weighted. A loan's market value weight is determined by multiplying the loan's amount outstanding at rebalancing by its market price plus accrued interest as the weighting factor. The Index is subject to a 2% loan facility level cap, 5% issuer (borrower) level cap, and 15% industry level cap. As of February 28, 2026, there were approximately 950 loans in the Index. As of February 28, 2026, a significant portion of the Fund comprised companies in the technology sector, although this may change from time to time.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.